RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－16 RELATED PARTY TRANSACTIONS

In the ordinary course of business, for the financial years ended December 31, 2025, 2024 and 2023, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years Ended December 31,
	2025	2024	2023
Nature of transactions	US$’000	US$’000	US$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	2	47	150
- Purchases of goods	725	443	677
- Land rental	553	450	452
- Utilities	37	60	59
- Loan interest income	72	91	21
- Sale of property & equipment	-	106	-

Yin Zhan Holding Pte Ltd(3)
- Other services income	-	-	7

Loan from director
- James Lim Eng Hock	2,578	52	9,881
- Lee Noi Geck	100	37	-

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(3)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

In November 2025, at the Company’s annual general meeting, shareholders approved the divestment of its interest in Blissful Link Investments Ltd. The terms of the transaction were agreed prior to year-end; however, the legal transfer of ownership and completion of the transaction occurred subsequent to December 31, 2025.

Accordingly, the transaction represents a non-recognized subsequent event under ASC 855, as the divestment was not completed as of the reporting date. The Company has disclosed the transaction to reflect that the substance of the arrangement was established prior to year-end, with formal completion occurring thereafter.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions for the financial years presented.